Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the
Equity-Related Strategy Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO RAE PLUS Small Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO RAE PLUS Small Fund is re‑named PIMCO Small Cap RAE PLUS Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO RAE PLUS Small Fund in the Prospectus are replaced with PIMCO Small Cap RAE PLUS Bond Alpha Fund.
Effective August 1, 2026, PIMCO StocksPLUS® Absolute Return Fund is re‑named PIMCO Stocks PLUS Bond Absolute Return Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® Absolute Return Fund in the Prospectus are replaced with PIMCO Stocks PLUS Bond Absolute Return Alpha Fund.
Effective August 1, 2026, PIMCO StocksPLUS® Fund is re‑named PIMCO Stocks PLUS Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® Fund in the Prospectus are replaced with PIMCO Stocks PLUS Bond Alpha Fund.
Effective August 1, 2026, PIMCO StocksPLUS® International Fund (Unhedged) is re‑named PIMCO International Stocks PLUS Bond Alpha Fund (Unhedged). Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® International Fund (Unhedged) in the Prospectus are replaced with PIMCO International Stocks PLUS Bond Alpha Fund (Unhedged).
Effective August 1, 2026, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) is re‑named PIMCO International Stocks PLUS Bond Alpha Fund (USD Hedged). Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) in the Prospectus are replaced with PIMCO International Stocks PLUS Bond Alpha Fund (USD Hedged).
Effective August 1, 2026, PIMCO StocksPLUS® Long Duration Fund is re‑named PIMCO Stocks PLUS Long Duration Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® Long Duration Fund in the Prospectus are replaced with PIMCO Stocks PLUS Long Duration Bond Alpha Fund.
Effective August 1, 2026, PIMCO StocksPLUS® Short Fund is re‑named PIMCO Inverse Stocks PLUS Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® Short Fund in the Prospectus are replaced with PIMCO Inverse Stocks PLUS Bond Alpha Fund.
Effective August 1, 2026, PIMCO StocksPLUS® Small Fund is re‑named PIMCO Small Cap Stocks PLUS Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® Small Fund in the Prospectus are replaced with PIMCO Small Cap Stocks PLUS Bond Alpha Fund.
Effective August 1, 2026, the following is added at the beginning of the first paragraph of the “Principal Investment Strategies” section of PIMCO RAE PLUS Small Fund’s Fund Summary in the Prospectus:
The Fund will invest, under normal circumstances, at least 80% of its assets in securities of small companies, small company equity-related derivatives, small company equity-related underlying funds, and Fixed Income Instrument investments. “Small cap” companies are defined as those with a market capitalization of up to $5 billion or that are otherwise included in an index of small capitalization issuers, as determined by PIMCO from time to time. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements.
Effective August 1, 2026, the first paragraph of the “Principal Investment Strategies” section of PIMCO StocksPLUS® Absolute Return Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of stocks, equity derivatives and/or equity-related underlying funds, and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. The Fund seeks to exceed the total return of the S&P 500 Index by gaining equity exposure to S&P 500 Index stocks together with a portfolio of Fixed Income Instruments and related derivatives. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund expects to use S&P 500 Index derivatives in addition to or in place of investments in S&P 500 Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. “Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.
Effective August 1, 2026, the first paragraph of the “Principal Investment Strategies” section of PIMCO StocksPLUS® Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of stocks, equity derivatives and/or equity-related underlying funds, and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. The Fund seeks to exceed the total return of the S&P 500 Index by gaining equity exposure to S&P 500 Index stocks together with a portfolio of Fixed Income Instruments and related derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund expects to use S&P 500 Index derivatives in addition to or in place of investments in S&P 500 Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. “Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.
Effective August 1, 2026, the first paragraph of the “Principal Investment Strategies” section of PIMCO StocksPLUS® International Fund (Unhedged)’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of stocks, equity derivatives and/or equity-related underlying funds, and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. The Fund seeks to exceed the total return of its benchmark index by gaining equity exposure to non‑U.S. stocks together with a portfolio of Fixed Income Instruments and related derivatives. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund’s benchmark index is the Morgan Stanley Capital International Europe Australasia Far East (“EAFE”) Index (the “Index”). The Fund expects to use equity and other derivatives in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. “Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.
Effective August 1, 2026, the first paragraph of the “Principal Investment Strategies” section of PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of stocks, equity derivatives and/or equity-related underlying funds, and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. The Fund seeks to exceed the total return of its benchmark index by gaining equity exposure to non‑U.S. stocks together with a portfolio of Fixed Income Instruments and related derivatives. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund will normally limit its net foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund’s benchmark index is the Morgan Stanley Capital International Europe, Australasia and Far East (“EAFE”) Index, hedged to U.S. dollars (the “Index”). The Fund expects to use equity and other derivatives in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. “Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.
Effective August 1, 2026, the first paragraph of the “Principal Investment Strategies” section of PIMCO StocksPLUS® Long Duration Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of stocks, equity derivatives and/or equity-related underlying funds, and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. The Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described below, and together with the S&P 500 Index, the “Indexes”), by gaining equity exposure to S&P 500 Index stocks together with a diversified portfolio of long-term Fixed Income Instruments and related derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund expects to use S&P 500 Index derivatives in addition to or in place of investments in S&P 500 Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Indexes. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. “Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities. The Fund typically will seek to gain notional long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.
Effective August 1, 2026, the first two paragraphs of the “Principal Investment Strategies” section of PIMCO StocksPLUS® Short Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of short positions (which may include derivatives positions providing short exposure) with respect to equity securities, equity indices, and/or equity-related underlying funds, and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or Index equity securities together with a portfolio of Fixed Income Instruments and related derivatives, such that the Fund’s net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising or flat, the Fund will generally not perform as well. Fixed Income Instruments and related derivatives owned by the Fund may also benefit or detract from the Fund’s net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, PIMCO active management, Fund fees and expenses and other factors discussed below. The Fund is not based on and does not use any products or services from S&P Dow Jones Indices LLC (“SPDJI”), and is not affiliated or associated with, or sponsored, promoted or endorsed by, SPDJI, Standard & Poor’s Financial Services LLC, S&P Global or any of their parent, subsidiary, or affiliated companies.
The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may also invest in or take short exposure on common stocks and/or equity-related underlying funds (such as exchange-traded funds). The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. “Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities. While the Fund will invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund’s exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund’s net asset value during a market in which prices of securities are rising or expected to rise. Further, PIMCO, in its discretion, may seek to reduce the overall risk in the Fund’s portfolio of Fixed Income Instruments when the Fund’s short equity positions have generated or generate higher levels of income.
The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in PIMCO’s discretion.
Effective August 1, 2026, the first paragraph of the “Principal Investment Strategies” section of PIMCO StocksPLUS® Small Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of small company stocks, small company equity-related derivatives and/or small company equity-related underlying funds, and Fixed Income Instrument investments. “Small cap” companies are defined as those with a market capitalization of up to $5 billion or that are otherwise included in an index of small capitalization issuers, as determined by PIMCO from time to time. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. The Fund seeks to exceed the total return of the Russell 2000® Index by gaining equity exposure to Russell 2000® Index stocks together with a diversified portfolio of Fixed Income Instruments and related derivatives actively managed by PIMCO. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund expects to use Russell 2000® Index derivatives in addition to or in place of investments in Russell 2000® Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the performance of the Russell 2000® Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. “Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of Russell 2000® Index derivatives should closely track changes in the value of the index. Russell 2000® Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.

PIMCO StocksPLUS Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the
Equity-Related Strategy Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO RAE PLUS Small Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO StocksPLUS® Fund is re‑named PIMCO Stocks PLUS Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® Fund in the Prospectus are replaced with PIMCO Stocks PLUS Bond Alpha Fund.
Effective August 1, 2026, the first paragraph of the “Principal Investment Strategies” section of PIMCO StocksPLUS® Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of stocks, equity derivatives and/or equity-related underlying funds, and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. The Fund seeks to exceed the total return of the S&P 500 Index by gaining equity exposure to S&P 500 Index stocks together with a portfolio of Fixed Income Instruments and related derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund expects to use S&P 500 Index derivatives in addition to or in place of investments in S&P 500 Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. “Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.

PIMCO StocksPLUS International Fund (Unhedged)
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the
Equity-Related Strategy Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO RAE PLUS Small Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO StocksPLUS® International Fund (Unhedged) is re‑named PIMCO International Stocks PLUS Bond Alpha Fund (Unhedged). Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® International Fund (Unhedged) in the Prospectus are replaced with PIMCO International Stocks PLUS Bond Alpha Fund (Unhedged).
Effective August 1, 2026, the first paragraph of the “Principal Investment Strategies” section of PIMCO StocksPLUS® International Fund (Unhedged)’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of stocks, equity derivatives and/or equity-related underlying funds, and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. The Fund seeks to exceed the total return of its benchmark index by gaining equity exposure to non‑U.S. stocks together with a portfolio of Fixed Income Instruments and related derivatives. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund’s benchmark index is the Morgan Stanley Capital International Europe Australasia Far East (“EAFE”) Index (the “Index”). The Fund expects to use equity and other derivatives in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. “Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.

PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged)
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the
Equity-Related Strategy Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO RAE PLUS Small Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) is re‑named PIMCO International Stocks PLUS Bond Alpha Fund (USD Hedged). Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) in the Prospectus are replaced with PIMCO International Stocks PLUS Bond Alpha Fund (USD Hedged).
Effective August 1, 2026, the first paragraph of the “Principal Investment Strategies” section of PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of stocks, equity derivatives and/or equity-related underlying funds, and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. The Fund seeks to exceed the total return of its benchmark index by gaining equity exposure to non‑U.S. stocks together with a portfolio of Fixed Income Instruments and related derivatives. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund will normally limit its net foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund’s benchmark index is the Morgan Stanley Capital International Europe, Australasia and Far East (“EAFE”) Index, hedged to U.S. dollars (the “Index”). The Fund expects to use equity and other derivatives in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. “Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.

PIMCO StocksPLUS Long Duration Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the
Equity-Related Strategy Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO RAE PLUS Small Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO StocksPLUS® Long Duration Fund is re‑named PIMCO Stocks PLUS Long Duration Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® Long Duration Fund in the Prospectus are replaced with PIMCO Stocks PLUS Long Duration Bond Alpha Fund.
Effective August 1, 2026, the first paragraph of the “Principal Investment Strategies” section of PIMCO StocksPLUS® Long Duration Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of stocks, equity derivatives and/or equity-related underlying funds, and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. The Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described below, and together with the S&P 500 Index, the “Indexes”), by gaining equity exposure to S&P 500 Index stocks together with a diversified portfolio of long-term Fixed Income Instruments and related derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund expects to use S&P 500 Index derivatives in addition to or in place of investments in S&P 500 Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Indexes. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. “Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities. The Fund typically will seek to gain notional long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.

PIMCO StocksPLUS Short Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the
Equity-Related Strategy Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO RAE PLUS Small Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO StocksPLUS® Short Fund is re‑named PIMCO Inverse Stocks PLUS Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® Short Fund in the Prospectus are replaced with PIMCO Inverse Stocks PLUS Bond Alpha Fund.
Effective August 1, 2026, the first two paragraphs of the “Principal Investment Strategies” section of PIMCO StocksPLUS® Short Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of short positions (which may include derivatives positions providing short exposure) with respect to equity securities, equity indices, and/or equity-related underlying funds, and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or Index equity securities together with a portfolio of Fixed Income Instruments and related derivatives, such that the Fund’s net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising or flat, the Fund will generally not perform as well. Fixed Income Instruments and related derivatives owned by the Fund may also benefit or detract from the Fund’s net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, PIMCO active management, Fund fees and expenses and other factors discussed below. The Fund is not based on and does not use any products or services from S&P Dow Jones Indices LLC (“SPDJI”), and is not affiliated or associated with, or sponsored, promoted or endorsed by, SPDJI, Standard & Poor’s Financial Services LLC, S&P Global or any of their parent, subsidiary, or affiliated companies.
The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may also invest in or take short exposure on common stocks and/or equity-related underlying funds (such as exchange-traded funds). The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. “Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities. While the Fund will invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund’s exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund’s net asset value during a market in which prices of securities are rising or expected to rise. Further, PIMCO, in its discretion, may seek to reduce the overall risk in the Fund’s portfolio of Fixed Income Instruments when the Fund’s short equity positions have generated or generate higher levels of income.
The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in PIMCO’s discretion.

PIMCO StocksPLUS Small Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the
Equity-Related Strategy Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO RAE PLUS Small Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO StocksPLUS® Small Fund is re‑named PIMCO Small Cap Stocks PLUS Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® Small Fund in the Prospectus are replaced with PIMCO Small Cap Stocks PLUS Bond Alpha Fund.
Effective August 1, 2026, the first paragraph of the “Principal Investment Strategies” section of PIMCO StocksPLUS® Small Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of small company stocks, small company equity-related derivatives and/or small company equity-related underlying funds, and Fixed Income Instrument investments. “Small cap” companies are defined as those with a market capitalization of up to $5 billion or that are otherwise included in an index of small capitalization issuers, as determined by PIMCO from time to time. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. The Fund seeks to exceed the total return of the Russell 2000® Index by gaining equity exposure to Russell 2000® Index stocks together with a diversified portfolio of Fixed Income Instruments and related derivatives actively managed by PIMCO. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund expects to use Russell 2000® Index derivatives in addition to or in place of investments in Russell 2000® Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the performance of the Russell 2000® Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. “Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of Russell 2000® Index derivatives should closely track changes in the value of the index. Russell 2000® Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.

PIMCO RAE PLUS Small Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the
Equity-Related Strategy Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO RAE PLUS Small Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO RAE PLUS Small Fund is re‑named PIMCO Small Cap RAE PLUS Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO RAE PLUS Small Fund in the Prospectus are replaced with PIMCO Small Cap RAE PLUS Bond Alpha Fund.
Effective August 1, 2026, the following is added at the beginning of the first paragraph of the “Principal Investment Strategies” section of PIMCO RAE PLUS Small Fund’s Fund Summary in the Prospectus:
The Fund will invest, under normal circumstances, at least 80% of its assets in securities of small companies, small company equity-related derivatives, small company equity-related underlying funds, and Fixed Income Instrument investments. “Small cap” companies are defined as those with a market capitalization of up to $5 billion or that are otherwise included in an index of small capitalization issuers, as determined by PIMCO from time to time. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO StocksPLUS Absolute Return Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the
Equity-Related Strategy Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO RAE PLUS Small Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO StocksPLUS® Absolute Return Fund is re‑named PIMCO Stocks PLUS Bond Absolute Return Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® Absolute Return Fund in the Prospectus are replaced with PIMCO Stocks PLUS Bond Absolute Return Alpha Fund.
Effective August 1, 2026, the first paragraph of the “Principal Investment Strategies” section of PIMCO StocksPLUS® Absolute Return Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of stocks, equity derivatives and/or equity-related underlying funds, and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. The Fund seeks to exceed the total return of the S&P 500 Index by gaining equity exposure to S&P 500 Index stocks together with a portfolio of Fixed Income Instruments and related derivatives. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non‑U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index exposure component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities. The Fund expects to use S&P 500 Index derivatives in addition to or in place of investments in S&P 500 Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. “Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities. The Fund typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.